Related party transactions - Key management personnel (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions
Salaries and other short-term employee benefits	£ 7	£ 6	£ 8
Post-employment benefits		1
Share-based payments	5	3	2
Key management personnel compensation	£ 12	£ 10	£ 10